Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
Accrued legal	$90,000	$99,000
Accrued directors’ compensation	-	30,000
Accrued royalty	-	18,000
Accrued sales commission	40,000	-
Accrued management bonus	-	19,000
Accrued accounting	11,000	6,000
Accrued interest	18,000	17,000
Accrued other	59,000	51,000
	$218,000	$240,000